Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
May 13, 2020
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933, as amended (the "Act"), PFI's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to a proposed Plan of Acquisition providing for the transfer of all the assets, subject to all the liabilities, of the SystematEx International Fund, a series of PFI, to and in exchange for shares of Diversified International Fund, a previously created series of PFI. The proposed mailing date to shareholders is on or about June 15, 2020.
If you have questions or comments, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary
Principal Funds, Inc.

Enclosures